Consolidated Statements of Loss and Comprehensive Loss - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Income Statement [Abstract]
Revenues, net	$ 7,147,697	$ 978,564
Total Revenues	7,147,697	978,564
Cost of revenues	7,106,672	964,440
Total cost of revenues	7,106,672	964,440
Gross profit	41,025	14,124
Operating expenses
Selling and marketing expense	25,443	346
General and administrative expenses	2,156,345	638,739
Asset impairment and credit losses	131,389
Stock based compensation	7,728,000
Total operating expenses	10,041,177	639,085
Loss from operations	(10,000,152)	(624,961)
Other income, net	538	23
Interest income	1,605	40
Interest expense	(174)	(50,844)
Loss on remeasurement of digital asset	(1,422,490)
Loss on remeasurement of contract asset for digital currency receipt	(1,827,750)
Total other loss, net	(3,248,271)	(50,781)
Loss before income tax expense	(13,248,423)	(675,742)
Income tax expense
Net loss	(13,248,423)	(675,742)
Net loss attributable to controlling interest	$ (13,248,423)	$ (675,742)
Weighted average shares outstanding
Basic (in Shares)	150,837	2,753
Diluted (in Shares)	150,837	2,753
Loss per share
Basic (in Dollars per share)	$ (87.83)	$ (245.46)
Diluted (in Dollars per share)	$ (87.83)	$ (245.46)
Other comprehensive loss:
Net loss	$ (13,248,423)	$ (675,742)
Foreign currency translation (loss) gain	62,180	(188,218)
Total comprehensive loss	$ (13,186,243)	$ (863,960)